BT INSTITUTIONAL FUNDS
                                One South Street
                            Baltimore, Maryland 21202

                                   May 3, 1999

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, NW
Washington, DC 20549

RE:     BT INSTITUTIONAL FUNDS (the "Trust")
           Institutional Cash Management Fund
           Institutional Cash Reserves
           Institutional Treasury Money Fund
           Institutional Equity 500 Index Fund
           Institutional Liquid Assets Fund
           (collectively, the "Funds")
        1933 Act File No. 33-34079
        1940 Act File No. 811-6071

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectus and statement of additional information, dated April 30, 1999, do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 29 on April 30, 1999.

If you have any questions regarding this certification, please call me at (410) 895-3776.

                             Very truly yours,

                              /s/ Daniel O. Hirsch
                             Daniel O. Hirsch
                             Secretary